Financial Instruments	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments
13.    FINANCIAL INSTRUMENTS

The Company’s financial instruments comprised of cash, accounts payable and accrued liabilities, notes payable, loans payable – related parties, and liabilities of discontinued operations.  In management’s opinion, the fair value of these instruments approximates carrying value due to their short maturities.  The fair value of the loans payable is not determinable since these instruments are unsecured and non-interest bearing.

Currency Risk

The Company is exposed to certain currency risks that the value of cash, bank indebtedness and accounts payable and accrued liabilities will fluctuate due to changes in foreign exchange rates.  Historically, the Company has not entered into derivatives contracts to hedge existing risks or for speculative purposes.

Interest Rate Risk

The Company is exposed to interest rate risk arising from fluctuations in interest rates on its short-term borrowings and other obligations.  The Company’s borrowing and obligation loans bear interest at fixed and variable rates.  Management is of the opinion that the Company is not exposed to significant interest rate risks in respect of these instruments as these resemble rates available in the current market for debt of similar terms and maturities, except for with related party loans, which are non-interest bearing.